DESCRIPTION OF BUSINESS (FY) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2022 USD ($)	Feb. 28, 2022 USD ($)	Mar. 31, 2023 USD ($) subsidiary	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 USD ($)	Apr. 29, 2022 USD ($) $ / shares
Business Acquisition [Line Items]
Number of subsidiaries | subsidiary			1		1
Recapitalization exchange ratio	0.59289
Net proceeds from reverse recapitalization transaction	$ 18,789
Gross proceeds available at closing	25,135
Proceeds from convertible notes		$ 7,000	$ 0	$ 7,000	$ 7,000	$ 0
Amount available after paying TCAC redeeming stockholders	8,771
Proceeds from PIPE Financing	6,100
Payment of cash and noncash expenses	8,679
Net cash after closing	10,110
CF Principal Investments LLC
Business Acquisition [Line Items]
Stock sale program, authorized amount							$ 50,000
Sale of stock, price per share (in dollars per share) | $ / shares							$ 0.0001
Convertible Notes Payable
Business Acquisition [Line Items]
Proceeds from convertible notes	$ 10,000
Convertible Notes Payable | 15.00% Convertible Notes
Business Acquisition [Line Items]
Interest rate	15.00%	15.00%